Disclosures on Individual Items of the Financial Statements (Details) - Schedule of trade and other receivables - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of trade and other receivables [Abstract]
Trade receivables	€ 7,424	€ 926
Other receivables financial	141	28
Other receivables non-financial	2,825	1,098
Deferred expenses and accrued income	917	27
Total	€ 11,308	€ 2,079